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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2004
                                               ------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cambridge Investments, Ltd.
Address:  2 Belvedere Place Suite 320
          Mill Valley, California  94941


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473


Signature, Place, and Date of Signing:

/s/ Courtney Tozzi                   Mill Valley, California       May 14, 2004
------------------------------       -----------------------       ------------
         [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:          0
                                           ----------

Form 13F Information Table Entry Total:     14
                                           ----------

Form 13F Information Table Value Total:     $177,783
                                           ----------
                                           (thousands)




List of Other Included Managers:

{None}





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             FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 4/30/04

       COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                  VOTING AUTHORITY

                             TITLE OF                VALUE      SHRS OR PRN  SH/  PUT/   INVESTMENT   OTHER
NAME OF ISSUER               CLASS       CUSIP       (x1000)    AMOUNT       PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COMMON      057224107      9,531      259,858               SOLE                  259,858
BJ SVCS CO                   COMMON      055482103     12,466      280,141               SOLE                  280,141
COOPER CAMERON CORP          COMMON      216640102     15,383      318,163               SOLE                  318,163
ENSCO INTL INC               COMMON      26874Q100     15,348      560,763               SOLE                  560,763
GLOBAL SANTE FE              COMMON      G3930E101     20,634      782,509               SOLE                  782,509
HALLIBURTON                  COMMON      406216101     14,935      501,200               SOLE                  501,200
NABORS INDS INC              COMMON      629568106     21,196      477,823               SOLE                  477,823
NOBLE DRILLING CORP          COMMON      G65422100     11,097      298,650               SOLE                  298,650
TRANSOCEAN SEDCO FOREX INC   ORD         G90078109      7,340      264,317               SOLE                  264,317
SMITH INTL INC               COMMON      832110100     16,906      308,801               SOLE                  308,801
CONOCOPHILLIPS               COMMON      20825C104        356        5,000               SOLE                    5,000
CHEVRONTEXACO                COMMON      166764100        457        5,000               SOLE                    5,000
EXXON MOBIL CORP             COMMON      30231G102        212        5,000               SOLE                    5,000
Schlumberger Ltd             COMMON      806857108     31,922      545,400               SOLE                  545,400

                                                      177,783

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